Summary of Significant Accounting Policies - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Summary of Significant Accounting Policies
Net (loss) Income, basic	$ (7,750)	$ 3,714	$ (30,774)	$ 33,240
Net (loss) Income, diluted	$ (7,750)	$ 3,714	$ (30,774)	$ 33,240
Basic and diluted shares
Weighted-average Class A Common Stock outstanding, basic	48,426,206	47,500,000	47,804,228	47,500,000	47,500,000	[1]	47,500,000	[1]	47,500,000	[1]
Weighted-average Class A Common Stock outstanding, diluted	48,426,206	47,500,000	47,804,228	47,500,000	900	[1]	900	[1]	900	[1]
Loss per share for Class A Common Stock
- Basic	$ (0.16)	$ 0.08	$ (0.64)	$ 0.70	$ 0.60		$ 0.72		$ 0.11
- Diluted	$ (0.16)	$ 0.08	$ (0.64)	$ 0.70	$ 31.80		$ 37.98		$ 5.96
Shares of contingently issuable Common Stock			60,000,000
Number of warrants outstanding that have been excluded from diluted earnings per share because they are anti-dilutive			9,920,000

[1]	Weighted-average shares and net income per share have been retroactively restated to give effect to the Merger.